Mobile Financial Services activities - Credit risk management (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Mobile Financial Services activities
Cost of risk	€ 33	€ 23
Mobile Financial Services, operating segment [member] | Maximum
Mobile Financial Services activities
Desired rate of non-performing loans	5.00%
Mobile Financial Services, operating segment [member] | Loans and receivables from banking activities
Mobile Financial Services activities
Provisions for credit losses	€ 6		€ 7
Mobile Financial Services, operating segment [member] | SPAIN | Loans and receivables from banking activities
Mobile Financial Services activities
Cost of risk as a percentage of average outstandings	5.60%
Mobile Finance Services | Loans and receivables from banking activities
Mobile Financial Services activities
Cost of risk	€ 31
Cost of risk as a percentage of average outstandings	2.30%
Mobile Finance Services | FRANCE | Loans and receivables from banking activities
Mobile Financial Services activities
Cost of risk	€ 13
Cost of risk as a percentage of average outstandings	1.30%
Mobile Finance Services | SPAIN | Loans and receivables from banking activities
Mobile Financial Services activities
Cost of risk	€ 18